U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                              Please print or type.




 1.   Name and address of issuer:

      Green Century Funds
      29 Temple Place
      Boston, MA 02111



 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      [X]



3.   Investment Company Act File Number: 811-06351

     Securities Act File Number:     33-41692



4.(a)  Last day of fiscal year for which this notice is filed:

       July 31, 1999



4.(b)  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.



4.(c)  [ ]  Check box if this is the last time the issuer will be filing this
            Form.



5.  Calculation of registration fee:

      (i)  Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f):                             $17,272,274
                                                                 ------------
     (ii)  Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                                        $6,279,175
                                                                 ------------
    (iii)  Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were not
           previously used to reduce registration
           fees payable to the Commission:                        $0
                                                                  -----------

     (iv)  Total available redemption credits
           (add items 5(ii) and 5(iii)):                         - $6,279,175
                                                                  -----------
      (v)  Net sales - if item 5(i) is greater
           than item 5(iv) [subtract item 5(iv)                   $10,993,099
           from item 5(i)]:                                       -----------

     (vi)  Redemption credits available for use
           in future years - if item 5(i) is less
           than item 5(iv) [subtract item 5(iv)                   $   n/a
           from item 5(i)]:                                       -----------

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                            x   0.000278
                                                                  -----------
   (viii)  Registration fee due [multiply item
           5(v) by item 5(vii)]
           (enter "0" if no fee is due):                         =     $3,056
                                                                  -----------


6. Prepaid Shares

   If the reponse to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here: n/a.
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $0
                                                                  -----------


8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                     =     $3,056
                                                                  -----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 10/28/99

            Method of Delivery:   [X]  Wire Transfer

                                  [ ]  Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>     /s/Kristina Curtis
                                      --------------------------
                                      Kristina Curtis, Treasurer
                                      --------------------------

   Date: October 28, 1999
         ----------------

 <F1> Please print the name and title of the signing officer below the signature.